Financial instruments - Summary of Provision Matrix (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expected credit loss provision
Financial instruments
Financial assets	$ 339	$ 496
Trade receivables | Gross carrying amount
Financial instruments
Financial assets	11,644	11,127
Trade receivables | Expected credit loss provision
Financial instruments
Financial assets	$ 339	$ 496	$ 1,369
0-30 days
Financial instruments
Default rates	0.45%	0.49%
0-30 days | Expected credit loss provision
Financial instruments
Financial assets	$ 44	$ 46
0-30 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 9,865	$ 9,294
31-90 days
Financial instruments
Default rates	8.41%	8.13%
31-90 days | Expected credit loss provision
Financial instruments
Financial assets	$ 123	$ 66
31-90 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 1,462	$ 812
Greater than 90 days
Financial instruments
Default rates	54.26%	37.61%
Greater than 90 days | Expected credit loss provision
Financial instruments
Financial assets	$ 172	$ 384
Greater than 90 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 317	$ 1,021